Acquisition, Cyber Incident and Other, Net (Tables)	12 Months Ended
Dec. 31, 2025
Acquisition, Litigation and Other Special Charges [Abstract]
Schedule of Acquisition, Cyber Incident and Other, Net
The components of the charges included in “Acquisition, cyber incident, and other, net” in our Consolidated Statements of Operations are as follows:

	Years Ended December 31,
	2025	2024	2023
Acquisition, cyber incident, and other, net	(In thousands)
Orion - transformation related costs (non-capitalizable costs)(1)(2)	$30,773	$21,147	$3,045
Closed site costs, excluding severance(2)	21,878	5,102	6,873
Other, net(2)	17,172	3,576	2,058
Orion - Oracle related costs (non-capitalizable costs)(1)(2)	12,292	37,040	10,884
Acquisition and integration related costs(2)	9,310	8,906	5,094
Severance costs(2)	7,659	6,608	4,795
Cyber incident related costs, net of insurance recoveries	4,809	(5,210)	28,877
Pension plan termination charges	—	—	2,461
Total acquisition, cyber incident, and other, net	$103,893	$77,169	$64,087
(1)Beginning with the year ended December 31, 2025, the Company has presented Orion - transformation related costs (non-capitalizable costs) and Orion - Oracle related costs (non-capitalizable costs) separately within the table above. Refer to Note 1 - Description of the Business for further details on the Project Orion categories.
(2)Certain prior period amounts have been reclassified to conform to the current period presentation.